LVIP JPMorgan U.S. Equity Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.22%
Aerospace & Defense–3.29%
Howmet Aerospace, Inc.	29,706	$3,853,759
Northrop Grumman Corp.	9,839	5,037,667
		8,891,426
Automobiles–1.16%
†Tesla, Inc.	12,076	3,129,616
		3,129,616
Banks–3.92%
U.S. Bancorp	42,129	1,778,686
Wells Fargo & Co.	122,762	8,813,084
		10,591,770
Biotechnology–4.41%
AbbVie, Inc.	27,098	5,677,573
Regeneron Pharmaceuticals, Inc.	5,596	3,549,151
†Vertex Pharmaceuticals, Inc.	5,531	2,681,540
		11,908,264
Broadline Retail–4.42%
†Amazon.com, Inc.	62,763	11,941,288
		11,941,288
Building Products–2.07%
Carrier Global Corp.	38,001	2,409,263
Trane Technologies PLC	9,440	3,180,525
		5,589,788
Capital Markets–2.98%
Ameriprise Financial, Inc.	10,246	4,960,191
Morgan Stanley	26,564	3,099,222
		8,059,413
Construction Materials–1.87%
Vulcan Materials Co.	21,609	5,041,380
		5,041,380
Consumer Finance–2.33%
American Express Co.	23,417	6,300,344
		6,300,344
Consumer Staples Distribution & Retail–1.75%
Walmart, Inc.	53,740	4,717,835
		4,717,835
Electric Utilities–4.54%
Entergy Corp.	21,247	1,816,406
NextEra Energy, Inc.	42,086	2,983,477
PG&E Corp.	216,088	3,712,392
Southern Co.	40,810	3,752,479
		12,264,754
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–2.07%
Eaton Corp. PLC	20,593	$5,597,795
		5,597,795
Energy Equipment & Services–2.88%
Baker Hughes Co.	177,274	7,791,192
		7,791,192
Financial Services–2.85%
Mastercard, Inc. Class A	14,041	7,696,153
		7,696,153
Food Products–1.14%
Mondelez International, Inc. Class A	45,543	3,090,093
		3,090,093
Ground Transportation–1.08%
CSX Corp.	99,276	2,921,693
		2,921,693
Health Care Equipment & Supplies–4.08%
†Edwards Lifesciences Corp.	31,943	2,315,228
Medtronic PLC	39,814	3,577,686
Stryker Corp.	13,791	5,133,700
		11,026,614
Health Care Providers & Services–2.73%
UnitedHealth Group, Inc.	14,051	7,359,211
		7,359,211
Hotels, Restaurants & Leisure–4.41%
†Chipotle Mexican Grill, Inc.	62,701	3,148,217
Marriott International, Inc. Class A	12,161	2,896,750
McDonald's Corp.	18,737	5,852,877
		11,897,844
Industrial REITs–0.71%
Prologis, Inc.	17,143	1,916,416
		1,916,416
Insurance–3.40%
Arthur J Gallagher & Co.	18,853	6,508,810
Travelers Cos., Inc.	10,125	2,677,657
		9,186,467
Interactive Media & Services–6.38%
Alphabet, Inc. Class A	40,918	6,327,559
Meta Platforms, Inc. Class A	18,933	10,912,224
		17,239,783
Machinery–1.55%
Deere & Co.	8,940	4,195,989
		4,195,989
LVIP JPMorgan U.S. Equity Fund–1

LVIP JPMorgan U.S. Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–2.36%
Exxon Mobil Corp.	53,646	$6,380,119
		6,380,119
Pharmaceuticals–0.78%
Eli Lilly & Co.	2,564	2,117,633
		2,117,633
Semiconductors & Semiconductor Equipment–10.31%
ASML Holding NV	1,149	761,362
Broadcom, Inc.	39,191	6,561,749
Micron Technology, Inc.	16,444	1,428,819
NVIDIA Corp.	129,192	14,001,829
NXP Semiconductors NV	26,774	5,088,667
		27,842,426
Software–10.21%
Intuit, Inc.	5,652	3,470,272
Microsoft Corp.	55,121	20,691,872
Oracle Corp.	24,506	3,426,184
		27,588,328
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–2.23%
Lowe's Cos., Inc.	25,822	$6,022,465
		6,022,465
Technology Hardware, Storage & Peripherals–7.31%
Apple, Inc.	88,857	19,737,805
		19,737,805
Total Common Stock (Cost $191,045,099)		268,043,904

MONEY MARKET FUND–0.62%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	1,682,452	1,682,452
Total Money Market Fund (Cost $1,682,452)		1,682,452

TOTAL INVESTMENTS–99.84% (Cost $192,727,551)	269,726,356
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	438,988
NET ASSETS APPLICABLE TO 6,501,433 SHARES OUTSTANDING–100.00%	$270,165,344

†Non-income producing.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
LVIP JPMorgan U.S. Equity Fund–2